RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties that had transactions or balances with the Group

Related Party	Nature of the party	Relationship with the Group
Dr. Chris Chang Yu	Individual	Founder and Chairman with majority voting control
Ms. Lin Yu	Individual	Director of the Group
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd. (“Anpai”)	Health management	Equity investee of the Group
Anpac Beijing	Health management	Equity investee of the Group
Jiaxing Zhijun Sihang Investment Partnership Enterprises (limited partnership) (“Jiaxing Zhijun”)	Private equity investment	Shareholder
Jiaxing Zhijun Investment Management Co., Ltd. (“Zhijun”)	Investment management	General partner of the shareholder
CRS	Investor	Controlled by Dr. Chris Chang Yu
Jiangsu Anpac	Health management	Equity investee of the Group
Shanghai Yulin Information Technology Co., Ltd. (“Shanghai Yulin”)	Information technology	Controlled by Ms. Lin Yu
Weidong Dai	Individual	Director of the Group
Xuedong Du	Individual	Director of the Group
Rouou Ying	Individual	Supervisor of Apanc lishui
Xing Pu	Individual	Director of Lishui anpac
Shanghai Muqing Industrial Co., Ltd. (“Shanghai Muqing Industrial”)	Investor	Equity investee of Muqing Anpanc
Shanghai Muqing Jiahe Healthcare Management Co., Ltd. (Shanghai Muqing Jiahe)	Health management	Controlled by Shanghai Muqing industrial

Schedule of related party balances

(a)	Related party balances

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Due from related parties:
Anpai	535	215	33
Jiangsu Anpac	1	—	—
Zhijun	6	—	—
Shanghai Yulin	13	13	2
Shanghai Muqing Jiahe	—	9	1
Anpac Beijing	—	200	31
Xuedong Du	—	832	128
Xing Pu	—	8	1
	555	1,277	196

Amounts due from Anpai, Jingsu Anpac and Jiaxing Zhijun comprise of accounts receivable. Amounts due from Shanghai Yulin comprise of other current assets.

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Due to related parties:
CRS	1,894	2,802	430
Zhijun	—	55	8
Jiaxing Zhijun	2,403	877	135
Jiangsu Anpac	300	302	46
Weidong Dai	—	22	3
Rouou Ying	—	4	1
Shanghai Muqing Industrial	—	68	10
	4,597	4,130	633

Schedule of related party transactions summary

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue rendered to Anpac Beijing	231	3	1	—
Revenue rendered to Jiangsu Anpac	110	64	39	6
Revenue rendered to Anpai.	298	616	96	15
Consulting service received from Anpac Beijing	700	2,199	898	138
Consulting service received from Jiangsu Anpac .	—	—	8	1
Rent from Shanghai muqing industrial	—	—	443	68
Advance from Jiaxing Zhijun	25,000	—	—	—
Purchase ordinary shares with the advance from Jiaxing Zhijun	—	25,000	—	—
CL from Zhijun	16,445	—	—	—
Repayment to Zhijun	—	—	(17,261)	(2,645)
Interest expense to Zhijun	824	1,579	1,664	255
Loan from CRS	1,431	1,202	(2,071)	(317)
Repayment of loan to CRS	(1,144)	(1,262)	1,498	230
Loan to Shanghai Yulin	—	(2,885)	—	—
Repayment of loan from Shanghai Yulin	—	2,872	—	—
Repayment to Jiangsu Anpac	(350)	(150)	—	—